FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC  20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2009

           Check here if Amendment [ ]; Amendment Number: _____

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                      Name: Tyndall Capital Partners, L.P.

       Address: 599 Lexington Avenue, Suite 4100, New York, New York  10022
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                         Form 13F File Number:  28-10427
                        ----------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Jeffrey S. Halis
         -----------------------

Title:   Manager
         -----------------------

Phone:   212-446-2460
         -----------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey S. Halis               New York, New York        February 16, 2010
-------------------------      ------------------------   ----------------------
[Signature]                          [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        None
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Form 13F Information Table Entry Total:   45
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Form 13F Information Table Value Total:   $414,185 (thousands)
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List of Other Included Managers:   None






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                           FORM 13F INFORMATION TABLE


                                     Tyndall
                                    FORM 13F
                                December 31, 2009


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    Column 1                    Column 2        Column 3    Column 4      Column 5          Column 6   Column 7        Column 8

                                Title of                     Value     Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class          CUSIP       (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ALCON INC                         CALL           H01301902     6,574      40,000   SH         Sole                   40,000
ANADARKO PETE CORP                COM            032511107    59,731     956,926   SH         Sole                  956,926
ASSISTED LIVING CONCPT NEV N      CL A NEW       04544X300       527      20,000   SH         Sole                   20,000
ASSOCIATED BANC CORP              COM            045487105       313      28,408   SH         Sole                   28,408
BIOGEN IDEC INC                   COM            09062X103    10,151     189,740   SH         Sole                  189,740
BRINKS HOME SEC HLDGS INC         COM            109699108    15,199     465,660   SH         Sole                  465,660
CARDIAC SCIENCE CORP              COM            14141A108     2,110     946,034   SH         Sole                  946,034
CARDINAL HEALTH INC               COM            14149Y108       484      15,000   SH         Sole                   15,000
CAREFUSION CORP                   COM            14170T101     8,096     323,698   SH         Sole                  323,698
CELESTICA INC                     SUB VTG SHS    15101Q108       448      47,424   SH         Sole                   47,424
COLONIAL BANKSHARES INC           COM            195572102     1,391     191,548   SH         Sole                  191,548
CONEXANT SYSTEMS INC              COM NEW        207142308        88      37,782   SH         Sole                   37,782
DEUTSCHE TELEKOM AG               SPONSORED      251566105     1,292      87,912   SH         Sole                   87,912
                                  ADR
EARTHLINK INC                     COM            270321102     6,644     799,553   SH         Sole                  799,553
ERIE INDTY CO                     CL A           29530P102    56,920   1,458,742   SH         Sole                1,458,742
EXPEDIA INC DEL                   COM            30212P105       964      37,478   SH         Sole                   37,478
FIFTH THIRD BANCORP               COM            316773100       428      43,852   SH         Sole                   43,852
FIRST CTZNS BANCSHARES INC N      CL A           31946M103     1,053       6,423   SH         Sole                    6,423
FIRST FINANCIAL NORTHWEST IN      COM            32022K102     7,906   1,206,950   SH         Sole                1,206,950
FORESTAR GROUP INC                COM            346233109    15,379     699,673   SH         Sole                  699,673
GENERAL ELECTRIC CO               COM            369604103     1,491      98,520   SH         Sole                   98,520
GREAT PLAINS ENERGY INC           COM            391164100    34,417   1,775,000   SH         Sole                1,775,000
HERITAGE FINL GROUP               COM            42725U109     2,529     348,786   SH         Sole                  348,786




IAC INTERACTIVECORP               COM PAR        44919P508       384      18,739   SH         Sole                   18,739
                                  $.001
JPMORGAN CHASE & CO               COM            46625H100     1,250      30,000   SH         Sole                   30,000
KRAFT FOODS INC                   CL A           50075N104       313      11,508   SH         Sole                   11,508
MDS INC                           COM            55269P302     5,895     770,549   SH         Sole                  770,549
MI DEVS INC                       CL A SUB       55304X104    17,462   1,422,004   SH         Sole                1,422,004
                                  VTG
MYRIAD PHARMACEUTICALS INC        COM            62856H107     4,275     850,000   SH         Sole                  850,000
NEW YORK CMNTY BANCORP INC        COM            649445103     5,804     400,000   SH         Sole                  400,000
NORTHEAST UTILS                   COM            664397106    43,843   1,700,000   SH         Sole                1,700,000
NORTHWEST BANCSHARES INC          COM            667340103     6,774     601,093   SH         Sole                  601,093
PATHFINDER BANCORP INC            COM            70320A103       179      32,000   SH         Sole                   32,000
PEPSI BOTTLING GROUP INC          COM            713409100    16,875     450,000   SH         Sole                  450,000
PEPSIAMERICAS INC                 COM            71343P200     1,463      50,000   SH         Sole                   50,000
PFIZER INC                        COM            717081103     6,298     346,226   SH         Sole                  346,226
RIVER VY BANCORP                  COM            768475105       556      44,732   SH         Sole                   44,732
SANMINA SCI CORP                  COM NEW        800907206       615      55,797   SH         Sole                   55,797
SCRIPPS E W CO OHIO               CL A NEW       811054402     3,522     505,988   SH         Sole                  505,988
SYMANTEC CORP                     COM            871503108       341      19,065   SH         Sole                   19,065
TRIPLE-S MGMT CORP                CL B           896749108     9,788     556,157   SH         Sole                  556,157
UNITED CMNTY BANCORP              COM            90984H103     1,180     191,808   SH         Sole                  191,808
WALTER INVT MGMT CORP             COM            93317W102    35,578   2,482,793   SH         Sole                2,482,793
WAYNE SVGS BANCSHARES INC NE      COM            94624Q101       899     154,720   SH         Sole                  154,720
WILEY JOHN & SONS                 CL A           968223206    16,756     400,093   SH         Sole                  400,093